Aristotle Portfolio Optimization Moderate Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Equity Fund - Class I	$81,222,686	$6,232,584	$(6,642,464)	$1,318,251	$2,771,870	$84,902,927	$-	$-	6,215,441
Aristotle Core Income Fund - Class I	145,051,548	26,049,855	(8,808,681)	(99,479)	$(945,570)	161,247,673	2,074,155	-	16,849,287
Aristotle Floating Rate Income Fund - Class I	3,627,746	254,916	(199,990)	129	$(18,940)	3,663,861	79,050	-	384,859
Aristotle Growth Equity Fund - Class I	108,782,878	10,174,517	(11,041,634)	446,819	$9,220,843	117,583,423	-	-	7,715,448
Aristotle High Yield Bond Fund - Class I	25,362,576	9,371,739	(1,600,416)	(99,424)	$(147,993)	32,886,482	515,720	-	3,598,083
Aristotle International Equity Fund - Class I	51,714,333	4,401,051	(12,018,688)	716,863	$(1,136,533)	43,677,026	-	-	3,981,497
Aristotle Short Duration Income Fund - Class I	89,430,554	757,485	(49,977,233)	425,692	$(564,457)	40,072,041	685,540	-	3,967,529
	$505,192,321	$57,242,147	$(90,289,106)	$2,708,851	$9,179,220	$484,033,433	$3,354,465	$-	42,712,144